TAXES PAYABLE AND AMOUNTS TO BE REFUNDED TO CUSTOMERS	12 Months Ended
Dec. 31, 2022
Taxes Payable And Amounts To Be Refunded To Customers
TAXES PAYABLE AND AMOUNTS TO BE REFUNDED TO CUSTOMERS

21.	TAXES PAYABLE AND AMOUNTS TO BE REFUNDED TO CUSTOMERS

	2022	2021
Current
ICMS	108	124
Cofins (1)	199	166
PIS/Pasep (1)	43	36
INSS	44	36
Others (2)	150	166
	544	528
Non-current
Cofins (1)	304	281
PIS/Pasep (1)	66	61
	370	342
	914	870
Amounts to be refunded to customers
Current
PIS/Pasep and Cofins	1,155	704
ICMS (3)	341	-
Non-current
PIS/Pasep and Cofins	1,808	2,319
Total	3,304	3,023

(1)	PIS/Pasep and Cofins recorded in current liabilities include the deferral on the financial remuneration of the contract asset and on the construction and improvement revenues linked to the transmission contracts. For more information, see Note 15.
(2)	The December 31, 2022, balance includes income tax withholdings on interest on equity declared on December 14, 2022 and December 22, 2022, the collection of which occurred in January 2023, in accordance with tax legislation.
(3)	On June 23, 2022 Complementary Law no. 194 was enacted, with immediate effectiveness, which changed the National Tax Code (CTN) and Complementary Law no. 87/96 (Kandir Law), classifying electric energy, among other goods, as essential, prohibiting the establishment of ICMS rates for transactions with these goods at a higher level than for transactions in general, and applying the non-levy of this tax on transmission and distribution services and sectorial charges related to electric energy transactions. In December 2022, an amount of R$341 was provisioned to be returned to the consumers, referring to the period in which the tax was still charged in the invoices.

The amounts of PIS/Pasep and Cofins taxes to be refunded to customers refer to the credits to be received by the CEMIG D following the extinction of the ICMS value added tax within the taxable amount for calculation of those taxes, in amount of R$2,963, as described in Note 9 (a). Until December 2022, a total of R$3,225, has been reimbursed to clients (R$1,583 in 2021).

Complementary to the liabilities for the portion of the tax credits corresponding to the period of the last 10 years, in June 2022 CEMIG D posted the updated amount of R$624 arising from ratification of the Annual Tariff Adjustment of 2022, which took into account the effects of Draft Law 1,280/22, converted into Law 14,385/22. The balance posted is net of PIS/Pasep and Cofins taxes on the finance income arising from monetary updating of the amounts in question.

That law specifies that integral of the amounts arising from tax charged in excess (arising from the ruling that PIS, Pasep and Cofins taxes could not be charged on amounts of ICMS tax included within energy bills) should be reimbursed to customers. As a consequence, the updated amount of R$1,479 was posted for the integral reimbursement of the tax credit to customers, for the amount in excess of the amount that had been included in the 2022 Annual Tariff Adjustment relating to the period as from the 11th year, backdated to the date of the final judgment against which there was no further appeal. The Company’s management, together with its legal advisers, is assessing any future actions related to this matter.

The Company started the reimbursement of the amounts to its customers, as follows:

•	On August 18, 2020, ANEEL ratified the inclusion into the tariff adjustment for 2020 of a negative financial component of R$714, in effect from August 19, 2020 to May 27, 2021 - this corresponds to the release of the escrow funds following final judgment in Company’s favor against which there is no further appeal.
•	On May 25, 2021, ANEEL ratified incorporation into the 2021 tariff adjustment, in effect from May 28, 2021, to May 27, 2022, of the negative financial component of R$1,573, corresponding to the total amount of the credits offset and received when the escrow deposit was released.
•	On June 22, 2022, ANEEL ratified incorporation into the 2022 tariff adjustment, in effect from June 22, 2022, to May 27, 2023, of a negative financial component of R$2,811, corresponding to the reimbursements of the PIS/Pasep and Cofins taxes. There are more details on the credits in Note 8a to this interim financial information. See Note 13.4 for more information on the CEMIG D tariff adjustment.

The subsidiary Gasmig recognized the liability corresponding to the amounts to be refunded to its customers, based on 10 years period, in the amount of R$176 in 2022. The 10 years period refers to the maximum amount possibly subject to restitution, to be validated after further analysis of the judicial decisions and legislation that will be issued.